CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Assets
Cash and cash equivalents	¥ 4,969,319	$ 699,914	¥ 3,636,380
Restricted cash	1,800,071	253,535	2,842,707
Short-term investments	2,960,821	417,023	3,427,020
Accounts receivable and contract assets, net of credit loss allowance for accounts receivable and contract assets of RMB496,918 and RMB310,394 as of December 31, 2022 and 2023, respectively	2,208,538	311,066	2,217,445
Quality assurance receivable, net of credit loss allowance for quality assurance receivable of RMB374,304 and RMB529,392 as of December 31, 2022 and 2023, respectively	1,755,615	247,273	1,669,855
Property, equipment and software, net	140,933	19,850	141,345
Right of use assets	38,110	5,368	192,428
Intangible assets	98,692	13,900	98,692
Goodwill	50,411	7,100	50,411
Loans receivable, net of credit loss allowance for loans receivable of RMB294,355 and RMB214,550 as of December 31, 2022 and 2023, respectively	1,127,388	158,789	2,136,432
Investments	1,135,133	159,880	1,084,084
Deferred tax assets	1,624,325	228,781	919,361
Prepaid expenses and other assets	3,384,317	476,671	2,966,751
Total assets	21,293,673	2,999,150	21,382,911
Liabilities and Shareholders' Equity:
Deferred guarantee income (including deferred guarantee income of the consolidated VIE and VIE's subsidiaries including consolidated trusts without recourse to the Company of RMB1,723,200 and RMB1,603,682 as of December 31, 2022 and 2023, respectively)	1,882,036	265,079	1,805,164
Liability from quality assurance commitment (including liability from quality assurance commitment of the consolidated VIE and VIE's subsidiaries including consolidated trusts without recourse to the Company of RMB3,239,835 and RMB2,985,013 as of December 31, 2022 and 2023, respectively)	3,306,132	465,659	3,555,618
Payroll and welfare payable (including payroll and welfare payable of the consolidated VIE and VIE's subsidiaries including consolidated trusts without recourse to the Company of RMB157,955 and RMB142,614 as of December 31, 2022 and 2023, respectively)	261,528	36,835	274,408
Taxes payable (including taxes payable of the consolidated VIE and VIE's subsidiaries including consolidated trusts without recourse to the Company of RMB51,574 and RMB133,473 as of December 31, 2022 and 2023, respectively)	207,477	29,223	134,027
Funds payable to investors of consolidated trusts (including funds payable to investors of consolidated trusts of the consolidated VIE and VIE's subsidiaries including consolidated trusts without recourse to the Company of RMB1,845,210 and RMB436,322 as of December 31, 2022 and 2023, respectively)	436,352	61,459	1,845,210
Contract liabilities (including contract liabilities of the consolidated VIE and VIE's subsidiaries including consolidated trusts without recourse to the Company of RMB5,109 and RMB5,109 as of December 31, 2022 and 2023, respectively)	5,109	720	5,109
Short-term borrowings	5,756	811	0
Amounts due to related parties (including amounts due to related parties of the consolidated VIE and VIE's subsidiaries including consolidated trusts without recourse to the Company of RMB1,000 and RMB134 as of December 31, 2022 and 2023, respectively)	134	19	1,000
Leasing liabilities (including leasing liabilities of the consolidated VIE and VIE's subsidiaries including consolidated trusts without recourse to the Company of RMB174,062 and RMB32,811 as of December 31, 2022 and 2023, respectively)	35,878	5,053	176,990
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIE and VIE's subsidiaries including consolidated trusts without recourse to the Company of RMB140,212 and RMB65,201 as of December 31, 2022 and 2023, respectively)	340,608	47,974	232,188
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIE and VIE's subsidiaries including consolidated trusts without recourse to the Company of RMB890,047 and RMB702,030 as of December 31, 2022 and 2023, respectively)	941,765	132,645	908,708
Total liabilities	7,422,775	1,045,477	8,938,422
Commitments and contingencies
FinVolution Group shareholders' equity:
Additional paid-in capital	5,748,734	809,692	5,692,703
Treasury stock (136,874,400 and 223,676,230 shares as of December 31, 2022 and 2023, respectively)	(1,199,683)	(168,972)	(568,595)
Statutory reserves	762,472	107,392	698,401
Accumulated other comprehensive income	80,006	11,267	52,237
Retained earnings	8,357,153	1,177,080	6,496,852
Total FinVolution Group shareholders' equity	13,748,785	1,936,474	12,371,701
Non-controlling Interest	122,113	17,199	72,788
Total shareholders' equity	13,870,898	1,953,673	12,444,489
Total liabilities and shareholders' equity	21,293,673	2,999,150	21,382,911
Class A Ordinary Shares [Member]
FinVolution Group shareholders' equity:
Ordinary shares	64	9	64
Class B Ordinary Shares [Member]
FinVolution Group shareholders' equity:
Ordinary shares	¥ 39	$ 6	¥ 39